Assets Held for Sale and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Detailed Information About Assets Held for Sale and Other Current Assets	As of December 31, 2022 and 2021, assets held for sale and other current assets was detailed as follows:

	2022	2021
Assets held for sale	$68	141
Other current assets	115	131

	$183	272

Summary of Assets and Liabilities Held for Sale
As of December 31, 2022 and 2021, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

	2022			2021
	Assets	Liabilities	Net assets	Assets	Liabilities	Net assets
Other assets held for sale	$68	—	68	$64	—	64
Costa Rica and El Salvador (note 4.2)	—	—	—	77	39	38

	$68	—	68	$141	39	102